Financial risk management and financial instruments - Contractual Cash Flows (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Financial risk management and financial instruments
Contractual cash flows, financial assets	R 48,629	R 49,487
Contractual cash flows, non-derivative liabilities	(214,569)	(169,386)
Contractual cash flows, financial liabilities	(218,743)	(172,425)
Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	42,464	45,430
Contractual cash flows, non-derivative liabilities	(39,356)	(46,704)
Contractual cash flows, financial liabilities	(42,255)	(49,743)
One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	4,779	1,611
Contractual cash flows, non-derivative liabilities	(138,453)	(86,415)
Contractual cash flows, financial liabilities	(139,482)	(86,415)
More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,386	2,446
Contractual cash flows, non-derivative liabilities	(36,760)	(36,267)
Contractual cash flows, financial liabilities	(37,006)	(36,267)
Long-term debt
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(183,445)	(139,294)
Long-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(8,232)	(16,612)
Long-term debt | One to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(138,453)	(86,415)
Long-term debt | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(36,760)	(36,267)
Bonds, revolving credit facility and term loan | One to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(131,000)
Short-term debt
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(1,239)	(1,946)
Short-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(1,239)	(1,946)
Trade and other payables
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(28,501)	(26,518)
Trade and other payables | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(28,501)	(26,518)
Bank overdraft
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(58)	(89)
Bank overdraft | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(58)	(89)
Financial guarantees
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(1,326)	(1,539)
Financial guarantees | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(1,326)	(1,539)
Foreign exchange contracts
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(2,190)	(1,217)
Foreign exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(2,190)	(1,217)
Interest rate swaps
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(1,488)
Interest rate swaps | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(213)
Interest rate swaps | One to five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(1,029)
Interest rate swaps | More than five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(246)
Coal swaps
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(414)
Coal swaps | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(414)
Zero-cost collar
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(3)	(1,317)
Zero-cost collar | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(3)	(1,317)
Ethane swaps
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(456)
Ethane swaps | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(456)
Crude oil futures
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(27)	(91)
Crude oil futures | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(27)	(91)
Other commodity derivatives
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(10)
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(10)
Non-derivative instruments
Financial risk management and financial instruments
Contractual cash flows, financial assets	45,838	46,533
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	39,688	42,722
Non-derivative instruments | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	4,771	1,611
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,379	2,200
Long-term receivables
Financial risk management and financial instruments
Contractual cash flows, financial assets	5,582	3,786
Long-term receivables | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	4,203	1,586
Long-term receivables | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,379	2,200
Trade and other receivables
Financial risk management and financial instruments
Contractual cash flows, financial assets	25,611	26,648
Trade and other receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	25,611	26,648
Cash and cash equivalents (excluding restricted cash)
Financial risk management and financial instruments
Contractual cash flows, financial assets	13,397	15,148
Cash and cash equivalents (excluding restricted cash) | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	13,397	15,148
Investments in financial assets | Assets, Available-for-sale
Financial risk management and financial instruments
Contractual cash flows, financial assets		926
Investments in financial assets | Assets, Available-for-sale | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		926
Investments in financial assets | Assets, Held-to-maturity
Financial risk management and financial instruments
Contractual cash flows, financial assets		25
Investments in financial assets | Assets, Held-to-maturity | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		25
Investments in financial assets | Assets, Designated at fair value through other comprehensive income
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,223
Investments in financial assets | Assets, Designated at fair value through other comprehensive income | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	680
Investments in financial assets | Assets, Designated at fair value through other comprehensive income | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	543
Other long-term investments
Financial risk management and financial instruments
Contractual cash flows, financial assets	25
Other long-term investments | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	25
Foreign exchange contracts
Financial risk management and financial instruments
Contractual cash flows, financial assets	2,161	1,214
Foreign exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	2,161	1,214
Interest rate swaps
Financial risk management and financial instruments
Contractual cash flows, financial assets	15	246
Interest rate swaps | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	8
Interest rate swaps | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	7	246
Zero-cost collar
Financial risk management and financial instruments
Contractual cash flows, financial assets	582	979
Zero-cost collar | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	582	979
Crude oil options
Financial risk management and financial instruments
Contractual cash flows, financial assets		482
Crude oil options | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		482
Ethane swaps
Financial risk management and financial instruments
Contractual cash flows, financial assets	2	33
Ethane swaps | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	2	R 33
Other commodity derivatives
Financial risk management and financial instruments
Contractual cash flows, financial assets	31
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	R 31